Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Asset Manager 70% - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,840
Fidelity Advisor Asset Manager 70% - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Asset Manager 70% - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750